Employee Benefit Plans (Weighted Average Assumptions Estimate The Fair Value Of Options Granted) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation [Abstract]
Risk-free interest rate	1.88%	2.51%	3.07%
Expected dividend yield	3.70%	3.90%	3.88%
Volatility factor	41.35%	48.40%	41.12%
Expected life of option	8 years	5 years	8 years